UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2865
Columbia Funds Trust IV
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Columbia Utilities Fund

	Shares	Value ($)*

Common Stocks – 83.5%

UTILITIES – 83.5%

Diversified Telecommunication Services – 16.4%

ALLTEL Corp.	5,000	286,000
AT&T Corp.	140,700	2,733,801
BellSouth Corp.	602,350	15,540,630
CenturyTel, Inc.	30,000	1,009,200
MCI, Inc.	170,400	3,876,600
Qwest Communications International, Inc. (a)	420,800	1,641,120
SBC Communications, Inc.	846,800	20,365,540
Sprint Corp.	116,500	2,758,720
Verizon Communications, Inc.	535,100	19,247,547
	Diversified Telecommunication Services Total	67,459,158

Electric Utilities – 42.8%
Allegheny Energy, Inc. (a)	65,000	1,230,450
Ameren Corp.	59,800	3,077,906
American Electric Power Co., Inc.	271,500	9,068,100
CenterPoint Energy, Inc.	202,500	2,425,950
Cinergy Corp.	152,900	6,184,805
Consolidated Edison, Inc.	255,150	10,907,662
DTE Energy Co.	46,100	2,038,542
Edison International	343,500	11,156,880
Entergy Corp.	150,800	10,423,296
Exelon Corp.	359,700	16,315,992
FirstEnergy Corp.	212,500	8,763,500
FPL Group, Inc.	187,800	14,901,930
PG&E Corp.	500,000	17,590,000
Pinnacle West Capital Corp.	100,200	4,183,350
PPL Corp.	135,800	7,406,532
Progress Energy, Inc.	157,564	6,828,824
Southern Co.	589,100	18,921,892
TECO Energy, Inc.	195,900	3,112,851
TXU Corp.	206,300	15,730,375
Xcel Energy, Inc.	306,610	5,433,129
	Electric Utilities Total	175,701,966

Gas Utilities – 1.5%

KeySpan Corp.	100	3,955
Nicor, Inc.	100	3,729
NiSource, Inc.	265,500	6,010,920
Peoples Energy Corp.	100	4,278
	Gas Utilities Total	6,022,882

See Accompanying Notes to Financial Statements.

1

		Shares	Value ($)

Common Stocks – (continued)

UTILITIES – (continued)

	Multi-Utilities & Unregulated Power – 19.1%

	AES Corp. (a)	290,200	4,857,948
	Calpine Corp. (a)	2,008,300	6,647,473
	CMS Energy Corp. (a)	168,300	2,043,162
	Constellation Energy Group	182,900	9,413,863
	Dominion Resources, Inc.	204,060	14,698,442
	Duke Energy Corp.	396,700	10,706,933
	Dynegy Holdings, Inc., Class A (a)	147,100	611,936
	Public Service Enterprise Group, Inc.	392,100	21,389,055
	Sempra Energy	200,300	8,012,000
	Multi-Utilities & Unregulated Power Total		78,380,812

	Wireless Telecommunication Services – 3.7%

	Centennial Communications Corp. (a)	749,500	7,967,185
	Nextel Communications, Inc., Class A (a)	186,000	5,473,980
	Western Wireless Corp., Class A (a)	50,000	1,965,000
	Wireless Telecommunication Services Total		15,406,165
	UTILITIES TOTAL		342,970,983

	Total Common Stocks (cost of $291,799,584)		342,970,983
Preferred Stocks – 0.6%

UTILITIES – 0.6%

Electric Utilities – 0.6%
	Entergy Arkansas, Inc., 7.880%	4,400	448,800
	Entergy Gulf States, Inc., 7.560%	10,000	1,015,000
	Northern Indiana Public Service Co., 7.440%	9,000	904,500
	Electric Utilities Total		2,368,300
	UTILITIES TOTAL		2,368,300

	Total Preferred Stocks (cost of $2,324,562)	Shares	2,368,300

Adjustable Rate Preferred Stocks (b) – 0.5%

UTILITIES – 0.5%

Electric Utilities – 0.5%

	Cleveland Electric Illuminating Co., Series L, 7.000%	15,000	1,514,250

See Accompanying Notes to Financial Statements.

2

		Shares	Value ($)

Adjustable Rate Preferred Stocks – (continued)

UTILITIES – (continued)

Electric Utilities – (continued)

	Entergy Gulf States Inc., Series A, 7.000%	5,245	524,336
	Electric Utilities Total		2,038,586
	UTILITIES TOTAL		2,038,586

	Total Adjustable Rate Preferred Stocks (cost of $1,954,638)		2,038,586

		Units
Warrants – 0.0%

UTILITIES – 0.0%

Diversified Telecommunication Services – 0.0%

	Lucent Technologies, Inc. (a)	10,439	9,291
	Diversified Telecommunication Services Total		9,291
	UTILITIES TOTAL		9,291

	Total Warrants (cost of $16,389)		9,291
		Par ($)
Short-Term Obligation – 14.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.520%, collateralized by a U.S. Treasury Bonds maturing 08/15/29, market value of $61,857,031 (repurchase proceeds $60,643,245) (cost of $60,639,000)	60,639,000	60,639,000

	Total Short-Term Obligation (cost of $60,639,000)		60,639,000

	Total Investments – 99.3% (cost of $356,734,173)(c)(d)		408,026,160

	Other Assets & Liabilities, Net – 0.7%		2,744,007

	Net Assets – 100.0%		410,770,167

Notes to Investment Portfolio:

*            Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) Adjustable rate preferred stock. The interest rate shown reflects the rate as of February 28, 2005.

See Accompanying Notes to Financial Statements.

3

(c) Cost for federal income tax purposes is $356,734,173.

(d) Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$72,060,088	$(20,768,101)	$51,291,987

See Accompanying Notes to Financial Statements.

4

INVESTMENT PORTFOLIO
February 28, 2005 (Unaudited)	Columbia Tax-Exempt Insured Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%

EDUCATION – 3.9%

Education – 3.9%

MA State Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,

	6.250% 04/01/20	2,000,000	2,506,080

NY State Dormitory Authority Revenues
	NYU, Series 2004 A,
	Insured: FGIC

	5.000% 07/01/18	1,860,000	2,008,223

WV State University
	Series 2000 A,
	Insured: AMBAC

	(a) 04/01/17	2,480,000	1,446,262

		Education Total	5,960,565

		EDUCATION TOTAL	5,960,565
HEALTH CARE – 4.5%

Hospitals – 4.5%

MS State Hospital Equipment & Facilities Authority
	Rush Medical Foundation Project,
	Series 1992,
	Insured: CON

	6.700% 01/01/18	250,000	250,865

TN Knox County Health, Educational & Housing Facilities
	Series 1993,
	Insured: MBIA

	5.250% 01/01/15	5,000,000	5,495,550

WI State Health & Educational Facilities Authority
	Bellin Memorial Hospital,
	Series 1993,
	Insured: AMBAC

	6.625% 02/15/08	1,000,000	1,070,180
	Waukesha Memorial Hospital,
	Series 1990 B,
	Insured: AMBAC

	7.250% 08/15/19	30,000	30,113

		Hospitals Total	6,846,708

		HEALTH CARE TOTAL	6,846,708
HOUSING – 0.6%

Single Family – 0.6%

LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Insured: GNMA

	6.750% 06/01/30	610,000	642,787
MA State Housing Finance Agency
	Series 1992, AMT,

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HOUSING – (continued)

Single Family – (continued)
	Insured: AMBAC
	7.125% 06/01/25	290,000	290,345

		Single Family Total	933,132

		HOUSING TOTAL	933,132
OTHER – 11.1%

Pool/Bond Bank – 1.4%

MI Municipal Bond Authority
	Local Government Loan Program,
	Series 1991 C,
	Insured: FSA

	(a) 06/15/15	3,380,000	2,193,147

		Pool/Bond Bank Total	2,193,147
Refunded/Escrowed (b) – 9.7%

FL Tampa Bay Water Utility Systems Revenue
	Series 1999,
	Pre-refunded 10/01/11,
	Insured: FGIC

	9.858% 10/01/23 (c)(d)	1,000,000	1,282,600
GA Atlanta
	Series 2002 A,
	Pre-refunded 01/01/10,
	Insured: FGIC

	5.500% 01/01/26	2,000,000	2,237,160
GA Fulton County Water & Sewer
	Series 1992,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	6.375% 01/01/14	5,810,000	6,861,842
GA State Municipal Electric Authority
	Series 1997 Y,
	Pre-refunded Escrowed to Maturity,
	Insured: AMBAC

	6.400% 01/01/13	55,000	64,780
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991 7-B,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	(a) 11/01/16	1,000,000	611,460
SC Piedmont Municipal Power Agency
	Series 1991 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	6.125% 01/01/07	75,000	79,749
TX Houston Water & Sewer System
	Series 1998 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FSA

	(a) 12/01/19	1,800,000	923,976

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed – (continued)

TX State Municipal Power Agency
	Series 1989,
	Pre-refunded Escrowed to Maturity,
	Insured: AMBAC

	(a) 09/01/10	320,000	265,334

	(a) 09/01/11	510,000	403,874

	(a) 09/01/12	185,000	139,318
	Series 1993,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	(a) 09/01/15	170,000	109,761
WA State Public Power Supply System
	Nuclear Project Number 2,
	Series 1992 A,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	(a) 07/01/11	2,315,000	1,846,213

		Refunded/Escrowed Total	14,826,067

		OTHER TOTAL	17,019,214
TAX-BACKED – 45.4%

Local Appropriated – 4.6%

IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA

	6.250% 01/01/15	6,000,000	7,011,120

		Local Appropriated Total	7,011,120
Local General Obligations – 20.6%

AZ Tucson
	Series 1994 G,
	Insured: FGIC

	7.625% 07/01/14	3,140,000	4,097,009
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA

	5.900% 02/01/19	1,975,000	2,367,452
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA

	6.000% 02/01/19	1,000,000	1,208,340
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC

	(a) 08/01/23	2,330,000	943,021
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/18	3,000,000	3,901,380

3

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: CGIC

	6.500% 06/15/12	1,000,000	1,187,060
IL Chicago
	City Colleges,
	Series 1999,
	Insured: FGIC

	(a) 01/01/14	2,000,000	1,381,320
IL Chicago Public Building Commission
	Series 1999 B,
	Insured: FGIC

	5.250% 12/01/18	1,000,000	1,126,690
IL State Development Finance Authority
	Elgin School District No. U46,
	Series 2001,
	Insured: FSA

	(a) 01/01/13	2,500,000	1,825,550
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC

	(a) 12/01/23	2,130,000	843,437
KS Wyandotte County
	Unified School District Number 500,
	Series 2005,
	Insured: FSA

	5.250% 09/01/20	1,000,000	1,135,950
NH Manchester School Facilities
	Series 2004,
	Insured: MBIA

	5.500% 06/01/22	2,000,000	2,324,840
OH Garfield Heights School District
	Series 2001,
	Insured: MBIA

	5.375% 12/15/16	1,740,000	1,994,928
OH Hilliard School District
	Series 2000,
	Insured: FGIC

	5.750% 12/01/24	1,000,000	1,127,260
TN Lincoln County
	Series 2001,
	Insured: FGIC

	5.250% 04/01/16	1,470,000	1,658,557
TX Galveston County
	Series 2001,
	Insured: FGIC

	(a) 02/01/20	1,510,000	752,644
WA Clark County School District No. 37
	Series 2001 C,

4

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
	Insured: FGIC

	(a) 12/01/16	3,000,000	1,788,210
WA King County School District Issaquah No. 411
	Series 2001,
	Insured: FSA

	5.625% 06/01/15	1,500,000	1,724,205

	Local General Obligations Total		31,387,853
Special Non-Property Tax – 7.5%
IL Metropolitan Pier & Exposition Authority
	Mccormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC

	(a) 06/15/16	3,750,000	2,279,588
NJ Economic Development Authority
	Cigarette Tax, Series 2004,
	Insured: FGIC

	5.000% 06/15/13	1,000,000	1,084,950
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA

	6.250% 07/01/12	3,000,000	3,546,930
TX Houston
	Hotel Occupancy Tax & Special Revenue,
	Series 2001 B,
	Insured: AMBAC

	(a) 09/01/17	2,000,000	1,137,880
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC

	5.250% 02/01/21	3,000,000	3,363,000

	Special Non-Property Tax Total		11,412,348
State Appropriated – 9.3%

IN State Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC

	6.250% 07/01/16	8,000,000	9,562,000
MI State
	525 Redevco, Inc.,
	Series 2000,
	Insured: AMBAC

	(a) 06/01/21	1,000,000	467,930
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 K,
	Insured: FGIC

	5.250% 12/15/21	2,000,000	2,256,300

5

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State Appropriated – (continued)

NJ State Transportation Trust Fund Authority
	Series 2001 C,
	Insured: FSA

	5.500% 12/15/15	1,685,000	1,922,383

		State Appropriated Total	14,208,613
State General Obligations – 3.4%

CA State
	Series 2002,
	Insured: AMBAC

	6.000% 04/01/17	2,500,000	2,999,525
NJ State
	Series 2005 L,
	Insured: AMBAC

	5.250% 07/15/19	2,000,000	2,264,260

	State General Obligations Total		5,263,785

		TAX-BACKED TOTAL	69,283,719
TRANSPORTATION – 9.7%

Toll Facilities – 4.4%

NJ State Turnpike Authority
	Series 2004 C-2,
	Insured: AMBAC

	5.500% 01/01/25	2,500,000	2,901,225
NY State Thruway Authority
	Highway & Bridge,
	Series 2001 B,
	Insured: MBIA

	5.250% 04/01/15	500,000	551,405
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA

	5.500% 11/15/20	375,000	437,734
PA State Turnpike Commission
	Series 2001 T,
	Insured: FGIC

	5.500% 12/01/13	1,000,000	1,138,930
WV State Parkways Economic Development & Tourism Authority
	Series 2002,
	Insured: FGIC

	5.250% 05/15/14	1,500,000	1,678,185

		Toll Facilities Total	6,707,479
Transportation – 5.3%

AZ Mesa
	Street & Highway Revenue,
	Series 2005,
	Insured: FSA

	5.000% 07/01/23	1,000,000	1,101,550

6

		Par ($)	Value ($)*
Municipal Bonds – (continued)

Transportation – (continued)

IL Regional Transportation Authority
	Series 1996 C,
	Insured: FGIC

	7.750% 06/01/20	5,000,000	6,998,250

		Transportation Total	8,099,800

	TRANSPORTATION TOTAL		14,807,279

UTILITY – 23.0%

Joint Power Authority – 13.6%

GA State Municipal Electric Authority
	Series 1997 Y,
	Insured: AMBAC

	6.400% 01/01/13	945,000	1,100,131
TX State Municipal Power Agency
	Series 1989,
	Insured: AMBAC

	(a) 09/01/10	4,680,000	3,857,443

	(a) 09/01/11	7,390,000	5,814,969

	(a) 09/01/12	2,815,000	2,105,874
	Series 1993,
	Insured: MBIA

	(a) 09/01/15	8,805,000	5,615,213
WA Energy Northwest Project No. 1
	Series 2002 A,
	Insured: MBIA

	5.500% 07/01/15	2,000,000	2,225,420

	Joint Power Authority Total		20,719,050
Municipal Electric – 2.9%

AK Anchorage
	Series 1993,
	Insured: MBIA

	8.000% 12/01/09	1,000,000	1,210,080
CA State Department of Water Resources
	Series 2002 A,
	Insured: AMBAC

	5.500% 05/01/13	2,500,000	2,829,075
SD Heartland Consumers Power District
	Electric Revenue,
	Insured: FSA

	6.000% 01/01/09	300,000	321,552

		Municipal Electric Total	4,360,707
Water & Sewer – 6.5%

FL Saint John’s County Water& Sewer Authority
	Saint Augustine Shores System,
	Series 1991 A,
	Insured: MBIA

	(a) 06/01/13	2,600,000	1,869,842

	(a) 06/01/14	1,500,000	1,021,140

7

		Par ($)	Value ($)*
Municipal Bonds – (continued)

UTILITY – (continued)

Water & Sewer – (continued)

GA Atlanta Water & Sewer
	Series 1993,
	Insured: FGIC

	5.500% 11/01/22	1,000,000	1,163,730
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	190,000	222,104
GA Milledgeville Water & Sewer
	Water & Sewer Revenue,
	Insured: FSA

	6.000% 12/01/21	1,000,000	1,202,510
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA

	5.750% 01/01/16	1,000,000	1,168,990
OH Cleveland
	Series 1993 G,
	Insured: MBIA

	5.500% 01/01/21	1,015,000	1,171,584
TN Clarksville Water & Sewer
	Series 2002,
	Insured: FSA

	5.200% 02/01/15	1,645,000	1,832,020
TX Houston Water & Sewer System
	Series 1998 A,
	Insured: FSA

	(a) 12/01/19	700,000	354,683

		Water & Sewer Total	10,006,603

		UTILITY TOTAL	35,086,360

	Total Municipal Bonds (cost of $133,493,225)		149,936,977
Short-Term Obligations – 1.6%

VARIABLE RATE DEMAND NOTES (e) – 1.6%
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association,
	Series 2002 A,
	LOC: U.S. Bank NA

	1.800% 10/01/32	1,000,000	1,000,000
MN Brooklyn Center Revenue
	Brookdale Corp. II Project,
	LOC: U.S. Bank NA

	1.800% 12/01/14	400,000	400,000

8

		Par ($)	Value ($)*
Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES (e) – (continued)

MO Chesterfield Industrial Development Authority Educational Facilities
	Gateway Academy Project,
	LOC: U.S. Bank NA

	1.800% 01/01/28	400,000	400,000
NM Farmington Pollution Control
	Arizona Public Service Co.,
	Series 1994 B,

	1.780% 09/01/24	600,000	600,000

	VARIABLE RATE DEMAND NOTES TOTAL		2,400,000

	Total Short-Term Obligations (cost of $2,400,000)		2,400,000

	Total Investments – 99.8% (cost of $133,893,225)(f)(g)		152,336,977

	Other Assets & Liabilities, Net – 0.2%		255,745

	Net Assets – 100.0%		152,592,722

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees

(a)                                  Zero coupon bond.

(b)                                 The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)                                  Variable rate security. The interest rate shown reflects the rate as of February 28, 2005.

(d)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At February 28, 2005, the value of this security represents 0.8% of net assets.

Security	Acquisition Date	Acquisition Cost

FL Tampa Bay Water Utility System Revenue, Series 1999, 9.858% 10/01/23	09/29/99	$993,440

9

(e)                                  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of February 28, 2005.

(f)                                    Cost for federal income tax purposes is $133,679,601.

(g)                                 Unrealized appreciation and depreciation at February 28, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$18,673,272	$(15,896)	$18,657,376

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guarantee Insurance Co.
CON	College Construction Loan Insurance Association
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

10

INVESTMENT PORTFOLIO
February 28, 2005 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.1%

EDUCATION – 2.5%

Education – 2.4%

CA State Educational Facilities Authority
	Loyola Marymount University, Series 2001,
	Insured: MBIA:

	(a) 10/01/17	2,525,000	1,440,033

	(a) 10/01/20	1,000,000	481,710

MA State College Building Authority Project
	Series 1994 A,

	7.500% 05/01/11	1,500,000	1,836,105

MA State Health & Education Facilities Authority
	Massachusetts Institute of Technology:
	Series 2002 K,

	5.500% 07/01/22	7,000,000	8,226,540
	Series 2002 L,

	5.000% 07/01/18	5,000,000	5,573,150
	Tufts University,
	Series 2002 J,

	5.500% 08/15/17	2,895,000	3,339,469

MN State Higher Education Facilities Authority
	College Art & Design,
	Series 2000 5-D,

	6.750% 05/01/26	500,000	544,165

MN University of Minnesota
	Series 1996 A,

	5.750% 07/01/17	1,000,000	1,179,800
	Series 1999 A,

	5.500% 07/01/21	1,000,000	1,161,580

VA State College Building Authority
	Virginia Educational Facilities,
	Washington & Lee University,
	Series 2001,

	5.375% 01/01/21	8,000,000	9,159,200

WV University of West Virginia
	Series 1998 A,
	Insured: MBIA

	5.250% 04/01/28	5,000,000	5,612,150
	Series 2000 A,
	Insured: AMBAC

	(a) 04/01/16	3,300,000	2,029,335

		Education Total	40,583,237

		Par ($)	Value ($)
Municipal Bonds – (continued)

Prep School – 0.1%

MA State Industrial Finance Agency

	Tabor Academy,
	Series 1998,

	5.400% 12/01/28	1,535,000	1,584,473

		EDUCATION TOTAL	42,167,710

HEALTH CARE – 11.6%

Continuing Care Retirement – 0.6%

FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,

	8.000% 06/01/32	4,000,000	4,247,040

FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,

	5.750% 11/15/15	250,000	261,062

HI State Department of Budget & Finance
	Kahala Senior Living Community,
	Series 2003 A,

	7.875% 11/15/23	4,000,000	4,436,000

PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Project,

	6.125% 02/01/28(b)	1,500,000	1,516,605

	Continuing Care Retirement Total		10,460,707
Health Services – 0.4%

MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,

	5.650% 02/01/19	1,000,000	980,150

WI Health & Educational Facilities Authority
	Marshfield Clinical,
	Series 1999,
	Insured: RAD

	6.250% 02/15/29	5,600,000	6,253,632

		Health Services Total	7,233,782

Hospitals – 6.6%

AZ Health Facilities Authority
	Catholic Heallthcare West,
	Series 1999 A,

	6.625% 07/01/20	7,000,000	7,794,500

FL Hillsborough County Industrial Development Hospital
	Tampa General Hospital
	Series 2003 A,

	5.250% 10/01/24	3,200,000	3,309,824

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1999 A,
	Insured: MBIA

	6.250% 10/01/16	880,000	1,060,594
	Series 1999,

	6.000% 10/01/26	7,050,000	7,452,132
	Series 2002,

	5.750% 12/01/32	1,650,000	1,757,102

FL West Orange Healthcare District
	Series 2001 A,

	5.650% 02/01/22	2,600,000	2,732,548

LA Public Facilities Authority
	Touro Infirmary,
	Series 1999,

	5.625% 08/15/29	9,440,000	9,625,779

MA State Health & Educational Facilities Authority
	South Shore Hospital,
	Series 1999 F,

	5.750% 07/01/29	10,500,000	10,894,170

MD State Health & Educational Facilities Authority
	University of Maryland Medical System,
	Series 2000,

	6.750% 07/01/30	2,000,000	2,247,420

MI Chippewa County Hospital Finance Authority
	County War Memorial Hospital,
	Series 1997 B,

	5.625% 11/01/14	500,000	501,525

MI Dickinson County
	Series 1999,

	5.700% 11/01/18	1,800,000	1,807,560

MN Rochester
	Mayo Medical Center,
	Series 1992 I,

	5.900% 11/15/09	500,000	557,355

MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.:
	Series 1993 B,

	6.625% 11/01/17	805,000	810,981
	Series 1997 A,

	5.500% 11/01/09	250,000	250,680

MN Waconia
	Ridgeview Medical Center,
	Series 1999 A,
	Insured: RAD

	6.125% 01/01/29	1,000,000	1,107,000

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC

	5.500% 12/01/23	9,550,000	11,041,423

MT State Health Facility Authority
	Hospital Facilities,
	Series 1994,
	Insured: AMBAC

	8.370% 02/25/25(b)	6,000,000	6,138,360

NC Medical Care Community Health Care Facility
	Wilson Memorial Hospital,
	Series 1997,
	Insured : AMBAC

	(a) 11/01/14	1,380,000	931,583

NH State Higher Educational & Health
	Series 1998,

	5.800% 05/01/18	1,470,000	1,427,973

NV Henderson
	Catholic Healthcare West,
	Series 1999 A,

	6.750% 07/01/20	3,200,000	3,511,552

OH Highland County Joint Township Hospital District
	Series 1999,

	6.750% 12/01/29	1,405,000	1,386,299

TX Harris County Health Facilities Development Authority
	Rites-PA 549,
	Insured: MBIA

	9.016% 07/01/15(b)(c)	9,000,000	10,187,550

VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,

	5.000% 08/15/23	10,000,000	10,792,500

VA Henrico County Industrial Development Authority
	Bon Secours Health,
	Series 1996,
	Insured: MBIA

	6.000% 08/15/16	5,000,000	5,829,750

WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,

	6.400% 04/15/33	3,175,000	3,495,929
	Wheaton Franciscan Services,
	Series 2002,

	5.750% 08/15/30	4,000,000	4,228,360

		Hospitals Total	110,880,449

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Intermediate Care Facilities – 0.6%

IL Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,

	7.125% 06/01/34	2,360,000	2,027,735

IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,

	7.125% 06/01/34	9,770,000	8,394,482

	Intermediate Care Facilities Total		10,422,217

Nursing Homes – 3.4%

CA San Diego Industrial Development
	Series 1986,

	8.750% 12/01/16	4,300,000	3,999,774

CO Health Facilities Authority Revenue
	American Housing Foundation I, Inc.,
	Series 2003 A,

	8.500% 12/01/31	905,000	904,439

IA Marion
	Health Care Facilities Revenue,

	6.500% 01/01/29	200,000	196,228

IA State Finance Authority
	Care Initiatives,
	Series 1998 B,

	5.500% 07/01/08	975,000	976,092

	5.750% 07/01/28	4,500,000	4,146,615

IN Gary Industrial Economic Development
	West Side Health Care Center,
	Series 1987 A,

	11.500% 10/01/17(d)	1,760,000	880,000

MA State Development Finance Agency
	Woodlawn Manor, Inc.:
	Series 2000 A,

	7.750% 12/01/27	2,397,000	1,305,430
	Series 2000 B,

	10.250% 06/01/27(d)(e)	742,783	111,418

MA State Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,

	8.300% 07/01/23	11,360,000	11,414,414

MI Cheboygan County Economic Development Corp.
	Metro Health Foundation Project,
	Series 1993,

	11.000% 11/01/22(f)(g)	476,098	15,711

PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,

	10.000% 06/18/12	1,100,000	1,217,986

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Nursing Homes – (continued)

PA Chester County Industrial Development
	Pennsylvania Nursing Home, Inc.,
	Series 2002,

	8.500% 05/01/32	6,470,000	6,351,599

PA Delaware County Authority
	Main Line & Haverford Nursing,
	Series 1992,

	9.000% 08/01/22(g)	8,790,000	7,735,200

PA Lackawanna County Industy Development Authority
	Greenridge Nursing Center,
	Series 1990,

	7.750% 12/01/10(e)(h)	895,000	805,500

PA Luzerne County Industrial Development Authority
	Millville Nursing Center,
	Series 1990,

	7.750% 12/01/12(e)(h)	2,615,000	2,353,500

PA Washington County Industrial Development Authority
	First Mortgage - AHF/Central Project,
	Series 2003,

	7.750% 01/01/29	2,218,000	2,165,833

TN Metropolitan Government
	Nashville & Davidson Counties Health & Education
	Facilities First Mortgage – AHF Project,
	Series 2003,

	7.750% 01/01/29	508,000	497,195

WA Kitsap County Housing Authority
	Martha & Mary Nursing Home,
	Series 1996,
	Insured: GNMA

	7.100% 02/20/36	10,000,000	11,605,000

		Nursing Homes Total	56,681,934

		HEALTH CARE TOTAL	195,679,089

HOUSING – 3.7%
Assisted Living/Senior – 1.3%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,

	7.625% 01/01/30	1,665,000	1,512,436

IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,

	8.250% 06/01/25	9,380,000	9,292,672

MN Roseville
	Care Institute, Inc.,
	Series 1993,

	7.750% 11/01/23(d)	3,275,000	2,128,750

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Assisted Living/Senior – (continued)

NC Medical Care Commission
	DePaul Community Facilities Project,
	Series 1999,

	7.625% 11/01/29	2,130,000	2,217,266

TX Bell County Health Facilities Development Corp.
	Care Institutions, Inc.,
	Series 1994,

	9.000% 11/01/24	7,050,000	6,596,333
	Assisted Living/Senior Total		21,747,457
Multi-Family – 2.0%

CO State Health Facilities Authority
	Birchwood Manor,
	Series 1991 A,
	Insured: GNMA

	7.625% 04/01/26	1,835,000	1,840,028

FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000, AMT,

	7.500% 07/01/40	6,425,000	6,436,501
	Cross Keys Apartments, Series 1998 A, AMT,

	5.750% 10/01/28	990,000	1,008,384

FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,

	7.450% 07/01/40	3,210,000	3,225,665

FL State Housing Finance Corp.
	Sunset Place Apartments,
	Series 1999 K-1,

	6.000% 10/01/19	150,000	148,983

MN Lakeville
	Southfork Apartments Project,
	Series 1989 A,

	9.875% 02/01/20	200,000	200,046

MN Minneapolis
	Riverplace Project,
	Series 1987 A,

	7.100% 01/01/20	170,000	171,103

MN Robbinsdale Economic Development Authority
	Broadway Court,
	Series 1999 A,

	6.875% 01/01/26	250,000	229,480

MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,

	9.250% 06/01/22	1,900,000	1,940,299

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Multi-Family – (continued)

MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A,

	9.750% 07/15/19	2,385,000	2,390,748
	Series 1989 B, AMT,

	(a) 07/15/19	266,000	119,410

MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	Insured: FHA

	7.375% 01/01/21	1,707,490	1,710,359

NC State Housing Finance Agency
	Series 1994 F,
	Insured: FHA

	6.600% 07/01/17	610,000	623,213

Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,

	8.500% 012/01/16(c)	6,615,223	6,481,066

TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,

	8.750% 04/01/27	3,120,000	3,186,393

VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments:
	Series 1990 A, AMT,

	10.000% 01/01/21(f)	760,000	630,352
	Series 1990 B, AMT,

	(a) 01/01/21(f)	830,000	1,212,194

VA Fairfax County Redevelopment & Housing Authority
	Mt. Vernon Apartments,
	Series 1995 A,
	Insured: GNMA

	6.625% 09/20/20	1,500,000	1,532,655

WY Rock Springs Wyoming Housing Finance Corp.
	Bicentennial Associates II,
	Series 1979,
	Insured: FHA

	7.360% 05/01/20	940,002	951,911

		Multi-Family Total	34,038,790
Single Family – 0.4%

CA State Housing Finance Authority
	Series 1984 B,

	(a) 08/01/16	325,000	94,062

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Single Family – (continued)

CO El Paso County School District No. 11
	Series 1988 A,
	Insured: GNMA

	8.375% 03/25/19	168,079	168,141

CO State Housing Finance Authority
	Single Family Housing,
	Series 1996 B-1, AMT,

	7.650% 11/01/26	175,000	176,134

FL Brevard County
	Single Family Mortgage,
	Series 1985,
	Insured: FGIC

	(a) 04/01/17	440,000	131,727

FL Broward County
	Housing Finance Authority,
	Series 1995, AMT,
	Insured: GNMA

	6.700% 02/01/28	240,000	243,127

FL Lee County Housing Finance Authority
	Series 1996 A-1, AMT,
	Insured: GNMA

	7.350% 03/01/27	485,000	485,150
	Series 1998 A-2, AMT,
	Insured: GNMA

	6.300% 03/01/29	375,000	375,082

FL Manatee County Housing Finance Authority
	Series 1996 I, AMT,
	Insured: GNMA

	7.450% 05/01/27	280,000	294,739

IL Chicago
	Single Family Mortgage:
	Series 1996 B, AMT,
	Insured: GNMA

	7.625% 09/01/27	170,000	173,330
	Series 1997 A, AMT
	Insured: GNMA

	7.250% 09/01/28	150,000	152,711

MA State Housing Finance Agency
	Series 1992 21, AMT,

	7.125% 06/01/25	980,000	981,117

MN Chicago & Stearns Counties
	Series 1994 B, AMT,
	Guarantor: FNMA

	7.050% 09/01/27	75,000	77,164

MN Dakota County Housing & Redevelopment Authority
	Series 1986,
	Insured: GNMA

	7.200% 12/01/09	10,000	10,020

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Single Family – (continued)

NC State Housing Finance Agency
	Series 1998, AMT,

	5.250% 03/01/17	420,000	434,360

NM State Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Insured: GNMA

	6.750% 09/01/29	2,085,000	2,217,856

OK State Housing Finance Agency
	Series 1999 B-1,
	Insured: GNMA

	6.800% 09/01/16	310,000	311,876

OR State Department of Housing & Community Services
	Series 1997 E,

	5.150% 07/01/13	50,000	52,338
	Series 1998 A,

	5.150% 07/01/15	50,000	52,253

		Single Family Total	6,431,187

		HOUSING TOTAL	62,217,434

INDUSTRIALS – 1.9%

Food Products – 0.7%

FL Hendry County Industrial Development Authority
	Savannah Foods & Industries,
	Series 1992, AMT,

	6.400% 03/01/17	1,500,000	1,487,580

GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,

	5.950% 02/01/32	3,000,000	3,199,830

MI State Strategic Fund Michigan Sugar Co.
	Corollton Project,
	Series 1998 C, AMT,

	6.550% 11/01/25	3,450,000	3,265,494
	Imperial Holly Corp.,
	Series 1998 B,

	6.450% 11/01/25	2,800,000	2,619,960
	Sebewang Project,
	Series 1998 A,

	6.250% 11/01/15	2,250,000	2,252,632

		Food Products Total	12,825,496

Forest Products & Paper – 0.2%

FL Escambia County Environmental Improvement Revenue
	Series 2003 A, AMT,

	5.750% 11/01/27	2,200,000	2,289,672

		Par ($)	Value ($)
Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Forest Products & Paper – (continued)

IA Cedar Rapids
	Weyerhaeuser Co. Project,
	Series 1984,

	9.000% 08/01/14	1,000,000	1,222,010

	Forest Products & Paper Total		3,511,682

Manufacturing – 0.7%

IL Will-Kankakee Regional Development Authority
	Flanders Corp./Precisionaire Project,
	Series 1997, AMT,

	6.500% 12/15/17	2,340,000	2,375,498

KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,

	6.250% 06/15/32	5,000,000	5,302,000

MN Alexandria Industrial Development
	Revenue Bonds Seluemed Ltd. LLP Project,
	Series 1998, AMT,

	5.850% 03/01/18	830,000	834,648

MO State Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,

	5.200% 03/15/29	3,000,000	3,232,740

		Manufacturing Total	11,744,886

Metals & Mining – 0.1%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,

	8.000% 09/01/14(c)	1,205,323	1,239,060

PA Bucks County Industrial Development
	Jorgensen Steel,
	Series 1980,

	9.000% 06/01/05	500,000	503,735

		Metals & Mining Total	1,742,795
Oil & Gas – 0.2%

NJ Middlesex County Pollution Control
	Amerada Hess Corp.,
	Series 2004,

	6.050% 09/15/34	900,000	953,271

		Par ($)	Value ($)
Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Oil & Gas – (continued)

VI Public Finance Authority
	Hovensa Refinery,
	Series 2003, AMT,

	6.125% 07/01/22	2,100,000	2,254,581

		Oil & Gas Total	3,207,852

		INDUSTRIALS TOTAL	33,032,711

OTHER – 18.3%

Pool/Bond Bank – 1.0%
FL State Municipal Loan Council
	Series 2000 A,
	Insured: MBIA

	(a) 04/01/21	1,000,000	474,270

MA State Water Pollution Abatement Trust
	Series 1999 A,

	6.000% 08/01/17	10,000,000	12,052,000

NY State Environmental Facilities Corp.
	New York City Municipal Water Project K,
	Series 2002,

	5.500% 06/15/17	4,795,000	5,579,318

		Pool/Bond Bank Total	18,105,588

Refunded/Escrowed(i) – 17.0%

AK Anchorage
	Ice Rink Revenue,
	Series 1998,
	Pre-refunded 07/01/10,

	6.250% 01/01/12	1,610,000	1,756,236

AZ Maricopa County Industrial Development Authority
	Advantage Point, Series 1996 A,
	Pre-refunded Escrowed to Maturity,

	6.625% 07/01/26	2,750,000	2,947,257
	Single Family, Series 1984,
	Pre-refunded Escrowed to Maturity,

	(a) 02/01/16	4,500,000	2,823,840

AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Pre-refunded Escrowed to Maturity,

	8.200% 09/01/21	12,370,000	17,247,244

CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Pre-refunded Escrowed to Maturity,
	Insured: FHA

	8.000% 03/01/16	3,000,000	4,085,850

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(i) – (continued)
	Series 1986 D, AMT,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	8.000% 04/01/16	7,000,000	9,548,700

CA Perris Community Facilities District
	Series 1991 2-90,
	Pre-refunded Escrowed to Maturity,

	8.750% 10/01/21	6,165,000	9,577,882

CA Pomona
	Series 1990 A,
	Insured: GNMA
	Pre-refunded Escrowed to Maturity,

	7.600% 05/01/23	10,000,000	13,271,800

CA Riverside County
	Series 1998, AMT,
	Pre-refunded Escrowed to Maturity,
	Insured: GNMA

	8.300% 11/01/12	10,000,000	12,976,000

CO Mesa County
	Series 1992,
	Pre-refunded Escrowed to Maturity,

	(a) 12/01/11	5,905,000	4,623,497

FL Melbourne
	Series 2000 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	(a) 10/01/19	600,000	314,778

FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1996 A,
	Pre-refunded Escrowed to Maturity,

	Insured: MBIA

	6.250% 10/01/16	2,120,000	2,616,716

FL Orlando Utilities Commission
	Water & Electric Revenue,
	Series 1989 D,
	Pre-refunded Escrowed to Maturity,

	6.750% 10/01/17	3,750,000	4,655,362

FL Seminole County
	Series 1992,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	6.000% 10/01/19	1,030,000	1,233,281

FL State Mid-Bay Bridge Authority
	Series 1991 A,
	Pre-refunded Escrowed to Maturity,

	6.875% 10/01/22	2,000,000	2,658,900

FL Tampa Bay Water Utility System
	Series 1991, IFRN,
	Pre-refunded 10/01/11,
	Insured: FGIC

	9.858% 10/01/23(b)(c)	500,000	641,300

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(i) – (continued)

GA Forsyth County Hospital Authority
	Georgia Baptist Healthcare System,
	Series 1998,
	Pre-refunded Escrowed to Maturity,

	6.000% 10/01/08	620,000	658,142

ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Pre-refunded Escrowed to Maturity,

	6.650% 02/15/21	4,800,000	6,226,128

MA State College Building Authority
	Series 1999 A,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA:

	(a) 05/01/19	7,710,000	4,102,954

	(a) 05/01/20	7,750,000	3,915,610

MA State Turnpike Authority
	Series 1993 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC:

	5.000% 01/01/20	12,665,000	13,890,719

	5.125% 01/01/23	3,600,000	4,041,396
	Series 1993 A,
	Pre-refunded Escrowed to Maturity,

	5.000% 01/01/20	3,610,000	3,959,376

MI Kalamazoo Hospital Finance Authority
	Borgess Medical Center,
	Series 1994 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	6.250% 06/01/14	1,000,000	1,199,160

MI Romulus Tax Increment Finance Authority
	Series 1994,
	Pre-refunded 11/01/06,

	6.750% 11/01/19	500,000	531,055

MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Pre-refunded Escrowed to Maturity,
	Insured: GNMA

	8.150% 09/01/16	235,000	326,260

MN Metropolitan Council
	Hubert H. Humphrey Metrodome,
	Pre-refunded Escrowed to Maturity,
	Series 1992,

	6.000% 10/01/09	300,000	300,900

MN Moorhead
	Series 1979,
	Pre-refunded Escrowed to Maturity,
	Insured: FHA

	7.100% 08/01/11	20,000	22,761

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed – (continued)

MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	9.750% 01/01/16	1,000,000	1,507,200

NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,

	4.500% 01/01/24	1,750,000	1,821,347
	Series 1991 A,
	Pre-refunded Escrowed to Maturity:

	5.000% 01/01/21	8,735,000	9,684,407

	6.500% 01/01/18	1,500,000	1,894,425

NC Lincoln County
	Lincoln County Hospital,
	Pre-refunded Escrowed to Maturity,
	Series 1991,

	9.000% 05/01/07	295,000	315,352

NC Randolph County
	Series 2000,
	Pre-refunded 06/01/09
	Insured: FSA

	5.750% 06/01/22	250,000	280,228

NC State Medical Care Commission
	Annie Penn Memorial Hospital,
	Series 1998,
	Pre-refunded 01/01/15

	5.375% 01/01/22	500,000	540,570

NJ State Transportation Trust Fund Authority
	Series 1995 B,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	7.000% 06/15/12	10,135,000	12,433,517

NJ State Turnpike Authority
	Series 1991 C,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	6.500% 01/01/16	11,000,000	13,259,290

NY Triborough Bridge & Tunnel Authority
	Series 1992,
	Pre-refunded Escrowed to Maturity,
	Insured: CAP

	6.125% 01/01/21	7,000,000	8,669,360
	Series 1992 Y:
	Pre-refunded Escrowed to Maturity,

	6.125% 01/01/21	8,500,000	10,527,080
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA

	5.500% 01/01/17	2,000,000	2,309,280

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed – (continued)

OK Oklahoma City Industrial & Cultural Facilities Trust
	Hillcrest Helath Center,
	Series 1988,
	Pre-refunded 08/01/07

	6.400% 08/01/14	4,320,000	4,771,786

OR Saint Charles Memorial Hospital, Inc.
	Series 1973 A,
	Pre-refunded Escrowed to Maturity,

	6.750% 01/01/06	38,000	39,177

OR Washington County
	School District No. 48J,
	Series 1998,
	Pre-refunded 08/01/08

	5.000% 08/01/17	400,000	428,948

PA Convention Center Authority
	Series 1989 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	6.000% 09/01/19	14,010,000	16,967,511

PA Westmoreland County Municipal Authority
	Series 2000 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC

	(a) 08/15/23	5,000,000	2,082,650

PR Commonwealth of Puerto Rico
	Public Finance Corp.,
	Series 2002 E,
	Pre-refunded Escrowed to Maturity,

	6.000% 08/01/26	230,000	279,984

SC Piedmont Municipal Power Agency
	Series 1993,
	Pre-refunded Escrowed to Maturity:
	Insured: AMBAC

	(a) 01/01/13	9,800,000	6,908,118
	Insured: MBIA

	5.375% 01/01/25	3,960,000	4,546,872
	Series 1998,
	Pre-refunded Escrowed to Maturity:
	Insured: MBIA

	5.375% 01/01/25	435,000	495,134
	Insured: AMBAC

	(a) 01/01/13	18,585,000	12,408,647

TN Shelby County, Health, Education & Housing Facilities Board
	Open Arms Development Center,
	Series 1992 A,
	Pre-refunded 08/01/07

	9.750% 08/01/19	3,615,000	4,287,571

		Par ($)	Value ($)
Municipal Bonds – (continued)

Refunded/Escrowed – (continued)
	Series 1992 C,
	Pre-refunded 08/01/07

	9.750% 08/01/19	3,610,000	4,281,640

TX Houston Water & Sewer System
	Series 1998 A,
	Pre-refunded Escrowed to Maturity,
	Insured: FSA

	(a) 12/01/19	25,155,000	12,912,565

TX State Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Pre-refunded Escrowed to Maturity,
	Series 1991,

	6.950% 12/01/12	10,000,000	11,755,700

WV Hospital Finance Authority
	Charleston Area Medical Center, Series 2000 A,
	Pre-refunded 09/01/10

	6.750% 09/01/30	8,800,000	10,440,056

		Refunded/Escrowed Total	286,001,519

Tobacco – 0.3%

NJ Tobacco Settlement Financing Corp.
	Series 2003,

	6.750% 06/01/39	4,750,000	4,972,490

		Tobacco Total	4,972,490

		OTHER TOTAL	309,079,597

OTHER REVENUE – 2.0%

Hotels – 0.2%

MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,

	6.500% 09/01/35	3,000,000	2,930,190

		Hotels Total	2,930,190

Recreation – 1.2%

CA Agua Caliente Band Cahuilla Indians
	6.000% 07/01/18	1,400,000	1,443,372

CA Cabazon Band Mission Indian
	Series 2004,

	8.375% 10/01/15(c)	1,780,000	1,793,973

	8.750% 10/01/19(c)	6,210,000	6,270,485

CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA

	(a) 01/01/11	3,650,000	2,951,390

FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,

	(a) 10/01/33(c)	7,500,000	8,547,675

		Recreation Total	21,006,895

		Par ($)	Value ($)
Municipal Bonds – (continued)

Retail – 0.6%

MN International Falls
	Boise Cascade Corp.,
	Series 1999, AMT,

	6.850% 12/01/29	5,425,000	5,879,941

NJ Economic Development Authority
	Glimcher Properties LP Project,
	Series1998, AMT,

	6.000% 11/01/28	3,400,000	3,348,864

		Retail Total	9,228,805

	OTHER REVENUE TOTAL		33,165,890

RESOURCE RECOVERY – 0.6%

Disposal – 0.3%

IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,

	5.050% 01/01/10	2,500,000	2,614,375

MI State Strategic Fund
	United Waste Systems, Inc.,
	Series 1995, AMT,

	5.200% 04/01/10	500,000	526,550

NV State Department of Business & Industry
	Republic Services, Inc. Project,
	Series 2003, AMT,

	5.625% 12/01/26(b)	1,500,000	1,630,245

		Disposal Total	4,771,170

Resource Recovery – 0.3%

FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC

	(a) 10/01/12	1,855,000	1,379,953

MA State Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,

	5.400% 12/01/11	3,300,000	3,343,527

		Resource Recovery Total	4,723,480

	RESOURCE RECOVERY TOTAL		9,494,650

TAX-BACKED – 34.3%

Local Appropriated – 2.7%

CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC

	(a) 08/01/22	2,180,000	917,300

FL Hillsborough County School Board
	Series 1998 A,
	Insured: MBIA

	5.500% 07/01/16	1,060,000	1,215,248

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local Appropriated – (continued)

IL Chicago Board Education
	GO Lease Certificates,
	Series 1992 A,
	Insured: MBIA:

	6.000% 01/01/20	8,000,000	9,519,520

	6.250% 01/01/15	8,400,000	9,815,568

IN Beech Grove School Building Corp.
	Series 1996,
	Insured: MBIA

	6.250% 07/05/16	2,265,000	2,669,031

IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA

	(a) 01/15/19	6,500,000	3,406,260

MN Hibbing Economic Development Authority
	Series 1997,

	6.400% 02/01/12	500,000	511,025

MO St. Louis Industrial Development Finance Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC

	(a) 07/15/18	2,000,000	1,091,140

NC Rowan County
	Justice Center Project,
	Series 1992,

	6.250% 12/01/07	275,000	291,363

SC Greenville County School District
	Series 2002,

	5.875% 12/01/17	8,000,000	9,021,760

TX Cesar E. Chavez High School
	Series 1998 A,
	Insured: AMBAC

	(a) 09/15/18	3,885,000	2,089,741

	(a) 09/15/20	3,885,000	1,872,492

TX Houston Independent School District Public Facility Corp.
	Series 1998 A,
	Insured: AMBAC

	(a) 09/15/14	3,885,000	2,603,183
	Series 1998 B,
	Insured: AMBAC

	(a) 09/15/15	2,000,000	1,268,080

		Local Appropriated Total	46,291,711

Local General Obligations – 12.8%

AK North Slope Borough
	Series 1999 B,
	Insured: MBIA

	(a) 06/30/10	10,000,000	8,291,600

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
	Series 2000 B,
	Insured: MBIA

	(a) 06/30/10	18,000,000	14,940,540
	Series 2001 A,
	Insured: MBIA

	(a) 06/30/12	18,000,000	13,566,780

CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC

	(a) 08/01/21	5,955,000	2,714,825

CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC

	(a) 09/01/18	1,390,000	752,977

CA Golden West School Financing Authority
	Series 1999 A,
	Insured: MBIA

	(a) 08/01/14	3,980,000	2,691,953

CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA

	5.750% 07/01/16	2,500,000	2,940,600

CA Modesto High School District
	Series 2002 A,
	Insured: FGIC

	(a) 08/01/17	2,500,000	1,436,400

CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC

	(a) 08/01/22	3,345,000	1,436,544

CA San Juan Unified School District
	Series 2001,
	Insured: FSA

	(a) 08/01/17	1,525,000	876,204

	(a) 08/01/18	1,785,000	970,612

CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA

	5.900% 02/01/20	1,000,000	1,201,910

CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA

	6.000% 08/01/24	1,855,000	2,272,931

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

CO El Paso County School District No. 11
	Series 1996,

	7.100% 12/01/16	2,105,000	2,708,967

	7.125% 12/01/20	7,350,000	9,548,311

GA Fulton County School District
	Series 1998,
	Insured: MBIA

	5.500% 01/01/21	5,745,000	6,675,001

IL Champaign County
	Series 1999,
	Insured: FGIC

	8.250% 01/01/23	1,420,000	2,078,369

IL Chicago
	Series 1999,
	Insured: FGIC

	5.500% 01/01/23	7,500,000	8,663,775

IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC

	(a) 12/01/10	3,905,000	3,177,967

	(a) 12/01/13	13,400,000	9,375,310

	(a) 12/01/21	6,500,000	2,916,420

	(a) 12/01/22	25,200,000	10,611,972
	Series 1999 A,
	Insured: FGIC

	(a) 12/01/09	5,000,000	4,266,900

	5.250% 12/01/17	5,000,000	5,619,500

IL Coles & Cumberland Counties Unifies School District
	Series 2000,
	Insured: FSA

	(a) 12/01/12	3,030,000	2,230,110

IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC

	(a) 01/01/20	2,575,000	1,273,621

	(a) 01/01/21	2,675,000	1,250,134

IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA

	(a) 12/01/10	2,245,000	1,825,971

	(a) 12/01/11	1,280,000	991,629

IL Lake & McHenry Counties Community Unified School District
	Series 1998,
	Insured: FGIC

	(a) 02/01/09	2,355,000	2,080,949

	(a) 02/01/10	2,060,000	1,745,932

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC

	9.000% 01/01/17	10,440,000	15,150,632

IL State Development Finance Authority
	Elgin School District No. U46,
	Series 2001,
	Insured: FSA

	(a) 01/01/16	2,660,000	1,648,881

IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA

	(a) 11/01/18	1,470,000	787,156

KS Johnson County Unified School District No. 2
	Series 2001 B,
	Insured: FGIC

	5.500% 09/01/17	6,545,000	7,587,880

KS Wyandotte County
	Series 1998,
	Insured: MBIA

	4.500% 09/01/28	2,900,000	2,887,472

MI Holland School District
	Series 1992,
	Insured: AMBAC

	(a) 05/01/17	1,190,000	693,877

MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC

	5.000% 05/01/25	1,020,000	1,108,383

MI Redford Unified School District
	Series 1997,
	Insured: AMBAC

	5.000% 05/01/22	650,000	713,135

MI St. John’s Public School
	Series 1998,
	Insured: FGIC

	5.100% 05/01/25	1,790,000	1,976,625

MN Rosemount Independent School District No. 196
	Series 1994 B,
	Insured: CGIC

	(a) 06/01/10	775,000	648,993

NE Omaha Convention Center/Arena
	Series 2004,

	5.250% 04/01/23	4,000,000	4,555,800

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

OH Pickerington Local School District
	Series 2001,
	Insured: FGIC

	(a) 12/01/14	2,000,000	1,352,800

	(a) 12/01/15	1,500,000	963,300

OR Marion County School District No. 103C
	Series 1995 A,
	Insured: FGIC

	6.000% 11/01/05	160,000	163,987

OR Tualatin Hills Parks & Recreation District
	Series 1998,
	Insured: FGIC

	5.750% 03/01/15	1,000,000	1,165,890

OR Washington, Multnomah & Yamhill Counties School District
	Series 1998,

	5.000% 11/01/14	900,000	994,923

PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA

	(a) 03/15/18	3,020,000	1,672,687

PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA

	(a) 06/01/13	3,000,000	2,156,100

TX Dallas County Flood Control District
	Series 2002,

	7.250% 04/01/32	6,000,000	6,218,100

TX Hurst Euless Bedford Independent School District
	Series 1998,
	Insured: PSFG

	4.500% 08/15/25	16,000,000	15,851,840

TX North East Independent School District
	Series 1999,
	Insured: PSFG

	4.500% 10/01/28	6,000,000	5,871,660

TX Williamson County
	Series 2002,
	Insured: FSA

	5.500% 02/15/17	2,500,000	2,775,300

	5.500% 02/15/19	2,195,000	2,431,314

WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC

	(a) 12/01/20	5,000,000	2,397,150

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC

	(a) 06/15/14	1,800,000	1,223,046

	(a) 06/15/16	3,315,000	2,017,376

	Local General Obligations Total		216,149,021

Special Non-Property Tax – 5.8%

FL Northern Palm Beach County Improvement District
	Series 1999,
	Insured: MBIA

	6.000% 08/01/29	500,000	553,325

FL Tampa
	Series 1996,
	Insured: AMBAC

	(a) 04/01/21	900,000	428,184
	Series 2001 B,
	Insured: AMBAC

	5.750% 10/01/15	5,000,000	5,855,350

FL Tampa Sports Authority
	Tampa Bay Arena Project,
	Series 1995,
	Insured: MBIA

	5.750% 10/01/25	2,500,000	2,984,200

IL State Sales Tax Revenue
	Series 2002,
	Insured: FGIC

	5.500% 06/15/15	5,000,000	5,696,500

	6.000% 06/15/23	4,000,000	4,883,760

MA Bay Transportation Authority
	Series 2003 A,

	5.250% 07/01/19	4,800,000	5,432,880

MI State Trunk Line
	Series 2004,
	Insured: FSA

	5.000% 11/01/19	1,025,000	1,135,485

NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,

	5.500% 06/15/31	625,000	647,962

NY State Dormitory Authority
	State Personal Income Tax Revenue,
	Series B,
	Insured: AMBAC

	5.500% 03/15/27	2,000,000	2,336,480

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Non-Property Tax – (continued)

NY State Local Government Assistance Corp.
	Series 1993 C,

	5.500% 04/01/17	3,800,000	4,334,280
	Series 1993 E,
	Insured: MBIA

	5.000% 04/01/21	2,655,000	2,917,898

	Insured: AMBAC

	5.250% 04/01/16	15,060,000	16,847,170

PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z,
	Insured: FSA

	6.000% 07/01/18	10,000,000	12,167,700
	Series 2002 E,
	Insured: FSA

	5.500% 07/01/14	10,000,000	11,495,500
	Series 2003 AA,
	Insured: MBIA

	5.500% 07/01/17	3,000,000	3,488,910

	5.500% 07/01/19	3,000,000	3,512,460

	5.500% 07/01/20	4,000,000	4,692,880

TX Harris County- Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:

	(a) 11/15/14	3,905,000	2,596,630

	(a) 11/15/15	3,975,000	2,501,706

	(a) 11/15/16	4,040,000	2,404,568

	Special Non-Property Tax Total		96,913,828

Special Property Tax – 0.8%

CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001,

	6.450% 09/01/31	1,350,000	1,410,034

CA Santa Margarita Water District
	Series 1999,

	6.250% 09/01/29	4,200,000	4,432,134

FL Double Branch Community Development District
	Special Assessment,
	Series 2002 A,

	6.700% 05/01/34	1,000,000	1,081,880

FL Heritage Palms Community Development District
	Series 1999 A,

	6.750% 05/01/21	100,000	103,141

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)

FL Lexington Oaks Community Development District
	Series 1998 A,

	6.125% 05/01/19	515,000	523,946

FL Maple Ridge Community Development District
	Series 2000,

	7.150% 05/01/31	195,000	211,626

FL Orlando
	Conroy Road Interchange Project,
	Series 1998 A,

	5.800% 05/01/26	300,000	306,192

FL Stoneybrook Community Development District
	Series 1998 A,

	6.100% 05/01/19	240,000	244,243
	Series 1998 B,

	5.700% 05/01/08	95,000	96,360

FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA

	5.500% 11/01/12	750,000	851,235

FL Westchester Community Development District No. 1
	Special Assessment,
	Series 2003,

	6.000% 05/01/23	2,000,000	2,070,400

IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC

	(a) 06/15/18	3,000,000	1,647,180

		Special Property Tax Total	12,978,371

State Appropriated – 8.5%

CA State Public Works Board
	Department of Mental Health Lease Revenue, Coalinga State Hospital,
	Series A,

	5.500% 06/01/15	3,000,000	3,355,740

MI State
	525 Redevco, Inc.,
	Series 2000,
	Insured: AMBAC

	(a) 06/01/21	5,000,000	2,339,650

NJ State Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA

	7.000% 06/15/12	16,865,000	20,496,709

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State Appropriated – (continued)
	Series 1999 A,
	5.750% 06/15/20	3,150,000	3,692,840

NY Metropolitan Transportation Authority
	New York Service Contract,
	Series 2002,
	Insured: FGIC

	5.500% 07/01/17	5,000,000	5,740,450

NY State Dormitory Authority
	Series 1993 A,
	Insured: CGIC

	6.000% 07/01/20	6,140,000	7,466,240
	Insured: FSA

	5.500% 05/15/19	2,350,000	2,715,355
	City University:
	Series 1990 C,

	7.500% 07/01/10	19,875,000	22,250,857
	Series 1993 A,

	6.000% 07/01/20	13,350,000	15,996,103
	State University Facilities, Series 1993 A,
	Insured: FGIC

	5.875% 05/15/17	28,240,000	33,374,879
	State University of New York,
	Series 1990 A,

	7.500% 05/15/13	8,000,000	10,109,760

PR Commonwealth of Puerto Rico
	Public Finance Corp.:
	Series 1998 A,
	Insured: AMBAC

	5.375% 06/01/17	5,000,000	5,749,800
	Series 2002 E,

	6.000% 08/01/26	2,470,000	2,953,033

WA State
	Series 2000 S-5,
	Insured: FGIC

	(a) 01/01/19	5,000,000	2,645,600

WV State Building Commission
	Series 1998 A,
	Insured: AMBAC

	5.375% 07/01/21	3,215,000	3,637,805
		State Appropriated Total	142,524,821

State General Obligations – 3.7%

CA State
	Series 2002,
	Insured: AMBAC:

	6.000% 04/01/16	3,000,000	3,580,680

	6.000% 04/01/18	3,000,000	3,616,980
	Series 2003,

	5.250% 02/01/23	3,000,000	3,309,870

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State General Obligations – (continued)

NJ State
	Series 2001 H,
	Insured: MBIA

	5.250% 07/01/16	10,000,000	11,266,400

NV State
	Series 1992 A,

	6.800% 07/01/12	60,000	60,243

OR State
	Series 1980,

	7.250% 01/01/07	100,000	108,186
	Series 1980 LXII,

	9.200% 04/01/08	180,000	213,412
	Series 1980 LXIII,

	8.250% 01/01/07	200,000	219,876
	Series 1997 76A,

	5.550% 04/01/09	40,000	40,080

PR Commonwealth of Puerto Rico
	Series 1996,
	Insured: AMBAC

	6.500% 07/01/15	2,650,000	3,285,231
	Series 2001,
	Insured: FSA

	5.500% 07/01/17	13,130,000	15,269,796
	Highway & Transportation Authority,
	Series 1998 A,
	Insured: AMBAC:

	5.500% 07/01/12	300,000	340,614

	5.500% 07/01/14	310,000	356,360
	Public Finance Corp.,
	Series 1998 A,
	Insured: AMBAC

	5.125% 06/01/24	3,000,000	3,334,260
	Public Import,
	Series 2001 A,
	Insured: MBIA:

	5.500% 07/01/16	1,000,000	1,158,400

	5.500% 07/01/21	4,500,000	5,268,240
	Series 2002 A,
	Insured: FGIC

	5.500% 07/01/19	7,000,000	8,195,740

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State General Obligations – (continued)

TX State Public Finance Authority
	Series 1997,

	(a) 10/01/13	4,000,000	2,834,320

	State General Obligations Total		62,458,688

		TAX-BACKED TOTAL	577,316,440

TRANSPORTATION – 8.8%

Air Transportation – 1.6%

IL Chicago O’Hare International Airport
	United Air Lines, Inc.,
	Series 1999 A,

	5.350% 09/01/16(d)(g)	4,100,000	808,520
	Series 2000 A, AMT,

	6.750% 11/01/11(d)(g)	7,850,000	2,804,883

IN Indianapolis Airport Authority
	Federal Express Corp. Project,
	Series 2004, AMT,

	5.100% 01/15/17	2,500,000	2,636,750

KY Kenton County Airport Board
	Delta Airlines, Inc.,
	Series 1992 A, AMT,

	7.500% 02/01/20	2,000,000	1,802,540

MN Minneapolis & St. Paul Metropolitan Airport Commission
	Special Facilities, Northwest Airlines, Inc.:
	Series 2001 A, AMT,

	7.000% 04/01/25	6,500,000	6,003,205
	Series 2001 B, AMT,

	6.500% 04/01/25(b)	2,000,000	2,026,900

NC Charlotte
	US Airways, Inc.:
	Series 1998, AMT,

	5.600% 07/01/27(h)	3,300,000	1,966,734
	Series 2000, AMT,

	7.750% 02/01/28(h)	5,750,000	4,043,745

NJ State Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT,

	6.250% 09/15/19	1,300,000	1,082,731

	6.400% 09/15/23	4,000,000	3,286,800

		Air Transportation Total	26,462,808

Airports – 0.4%
MA State Port Authority
	Series 1999, IFRN, AMT,
	Insured: FGIC

	10.366% 01/01/21(b)(c)	1,500,000	1,800,540

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Airports – (continued)
	Series 1999, IFRN,
	Insured: FGIC

	9.874% 07/01/29(b)(c)	2,500,000	2,970,125

NC Charlotte
	Series 1999, AMT,
	Insured: MBIA

	9.980% 06/15/22(b)(c)	2,000,000	2,432,860

		Airports Total	7,203,525
Ports – 0.1%

FL Dade County
	Series 1995,
	Insured: MBIA

	6.200% 10/01/09	1,000,000	1,132,790

		Ports Total	1,132,790
Toll Facilities – 6.0%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA

	(a) 01/15/14	14,450,000	10,006,480

CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA

	(a) 09/01/11	17,685,000	13,871,407

	(a) 09/01/22	6,515,000	2,781,840

CO Public Highway Authority
	Arapahoe Authority, E-470, Series 2000 B,
	Insured: MBIA

	(a) 09/01/18	14,000,000	7,544,040

MA State Turnpike Authority
	Series 1997 A,
	Insured: MBIA

	(a) 01/01/24	7,000,000	2,842,910
	Series 1997 C,
	Insured: MBIA

	(a) 01/01/18	4,700,000	2,657,380

	(a) 01/01/20	15,000,000	7,637,400

NJ State Turnpike Authority
	Series 1991 C:
	Insured: FSA

	6.500% 01/01/16	8,500,000	10,239,950
	Insured: MBIA

	6.500% 01/01/16	3,805,000	4,583,883

NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA

	5.500% 11/15/18	4,950,000	5,761,800

	5.500% 11/15/20	4,375,000	5,106,894

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Toll Facilities – (continued)

OH State Turnpike Commission
	Series 1998 A,
	Insured: FGIC

	5.500% 02/15/24	7,000,000	8,111,320

PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA

	5.500% 07/01/17	5,400,000	6,280,038

TX State Turnpike Authority
	Central Texas Capital Appreciation,
	Series 2002 A,
	Insured: AMBAC

	(a) 08/15/18	10,000,000	5,420,900

VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC

	5.250% 07/15/22	6,700,000	7,605,840

		Toll Facilities Total	100,452,082

Transportation – 0.7%

CA San Francisco Bay Area Rapid Transit District
	Series 1999,
	Insured: FGIC

	9.366% 01/01/08(b)(c)	5,000,000	5,998,650

NV State Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,

	7.375% 01/01/30	1,000,000	1,028,360

	7.375% 01/01/40	3,000,000	3,070,440

OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc.,
	Series 1992,

	6.450% 12/15/21	1,950,000	2,206,991

		Transportation Total	12,304,441

	TRANSPORTATION TOTAL		147,555,646

UTILITIES – 13.4%

Independent Power Producers – 1.5%

MI Midland County Economic Development Corp.
	Series 2000, AMT,

	6.875% 07/23/09	200,000	207,370

NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:

	6.750% 10/01/11	1,500,000	1,595,115

	6.750% 10/01/19	7,000,000	7,443,870

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Independent Power Producers – (continued)

NY Suffolk County Industrial Development Agency
	Nissequogue Cogen Partners, AMT,
	Series 1998,

	5.500% 01/01/23	6,800,000	6,631,428

PA Economic Development Financing Authority
	Colver Project,
	Series 1994 D, AMT,

	7.150% 12/01/18	5,750,000	5,888,230

PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,

	6.625% 06/01/26	2,775,000	2,999,442

	Independent Power Producers Total		24,765,455

Investor Owned – 3.3%

AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,

	6.100% 09/01/25	2,000,000	2,002,100

IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: AMBAC

	5.400% 08/01/17	5,000,000	5,622,550
	Series 1995 C, AMT,

	5.950% 12/01/29	3,500,000	3,677,100

IN State Development Finance Authority
	Series 1999, AMT,

	5.950% 08/01/30	4,000,000	4,090,120

MI State Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC

	7.000% 05/01/21	2,505,000	3,290,768

MT City of Forsyth Pollution Control
	Series 1998 A,

	5.200% 05/01/33(b)	1,450,000	1,531,287

NY State Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,

	10.580% 04/01/20(b)	13,000,000	15,857,920

TX Brazos River Authority
	Pollution Control:
	Series 1999 B, AMT,

	6.750% 09/01/34(b)	10,000,000	11,573,800

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)
	Series 2003 D,

	5.400% 10/01/29(b)	2,000,000	2,124,460
	Series 2001 C, AMT,

	5.750% 05/01/36(b)	1,585,000	1,706,839

VA Chesterfield County Industrial Development Authority
	Pollution Control Revenue,
	Virginia Electric & Power Co.,
	Series 1987 B,

	5.875% 06/01/17	1,250,000	1,372,113

WY Lincoln County Environmental Improvement
	Pacificorp Project,
	Series 1995, AMT,

	4.125% 11/01/25(b)	2,000,000	1,957,520

		Investor Owned Total	54,806,577

Joint Power Authority – 3.4%

MA Municipal Wholesale Electric Co.
	Power Supply System, Project 6-A, Series 2001,
	Insured: MBIA

	5.250% 07/01/14	4,500,000	4,969,710

MN Anoka County
	Solid Waste Disposal, National Rural Utility,
	Series 1987 A, AMT,

	6.950% 12/01/08	225,000	227,255

NC Eastern Municipal Power Agency
	Series 1993 ,
	Insured: AMBAC

	6.000% 01/01/18	13,470,000	15,989,698
	Series 1993 B,
	Insured: RAD

	6.000% 01/01/22	500,000	597,080
	Series 1999 D,

	6.700% 01/01/19	2,000,000	2,241,240
	Series 2003 C,

	5.375% 01/01/17	2,250,000	2,389,432

NC State Municipal Power Agency
	Catawba Electric No. 1,
	Series 1998 A,
	Insured: MBIA

	5.500% 01/01/15	5,750,000	6,495,660

SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC

	(a) 01/01/13	16,070,000	11,207,057
	Series 2004,
	Insured: MBIA

	5.375% 01/01/25	11,370,000	12,761,802

	Joint Power Authority Total		56,878,934

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Municipal Electric – 2.6%

MN Chaska
	Series 2000 A,

	6.000% 10/01/25	1,000,000	1,109,850

MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC

	5.250% 01/01/17	11,000,000	12,419,330

NC University North Carolina at Chapel Hill
	Series 1997,

	(a) 08/01/13	2,000,000	1,441,240

PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA

	(a) 08/15/22	2,000,000	866,100
	Special Obligation, Series 1995 A,
	Insured: FGIC

	(a) 08/15/23	4,140,000	1,696,696

PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA

	5.500% 07/01/16	10,000,000	11,584,000

SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA

	6.000% 01/01/17	5,600,000	6,630,400

TN Metropolitan Government
	Nashville & Davidson Counties,
	Series 1996 A,
	Insured: MBIA

	(a) 05/15/09	5,250,000	4,585,035

WA Chelan County Public Utilities District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA

	(a) 06/01/09	5,000,000	4,325,350

		Municipal Electric Total	44,658,001

Water & Sewer – 2.6%
CA Castaic Lake Water Agency
	Series 1999 A,
	Insured: AMBAC

	(a) 08/01/24	9,445,000	3,605,251

CA State Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC

	5.500% 12/01/17	1,000,000	1,160,650

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Water & Sewer – (continued)

FL Seminole County
	Series 1992,
	Insured: MBIA

	6.000% 10/01/19	470,000	564,244

GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC

	6.150% 02/01/20	5,390,000	6,623,717

IL Chicago
	Series 1999 A,
	Insured: MBIA

	(a) 01/01/20	7,275,000	3,629,716

MA State Water Resources Authority
	Series 1992 A,
	Insured: FGIC

	6.500% 07/15/19	5,000,000	6,306,250
	Series 2002 J,
	Insured: FSA

	5.500% 08/01/21	5,000,000	5,810,900

MS V Lakes Utility District
	8.250% 07/15/24	760,000	759,119

NY New York City Municipal Water Finance Authority
	Series 1999, IFRN,
	Insured: FGIC

	9.010% 06/15/32(b)(c)	7,000,000	8,103,550

OH State Fresh Water Development Authority Revenue
	Series 2001 B,
	Insured: FSA

	5.500% 06/01/19	2,075,000	2,410,590

TX Houston Water & Sewer System
	Series 1998 A,
	Insured: FSA

	(a) 12/01/19	9,845,000	4,988,363

		Water & Sewer Total	43,962,350

		TOTAL UTILITIES	225,071,317

	Total Municipal Bonds (cost of $1,506,273,514)		1,634,780,484

Municipal Preferred Stocks – 1.2%

HOUSING – 1.2%

Multi-Family – 1.2%

Charter Mac Equity Issue Trust
	AMT,

	6.625% 06/30/09(b)(c)	4,000,000	4,401,200

	7.600% 11/30/10(b)(c)	5,000,000	5,760,200

		Par ($)	Value ($)
Municipal Preferred Stocks – (continued)

HOUSING – (continued)

Multi-Family – (continued)

MuniMae Equity Issue Trust
	AMT,
	7.750% 06/30/50(b)(c)	8,000,000	9,216,480

		Multi-Family Total	19,377,880

		HOUSING TOTAL	19,377,880

	Total Municipal Preferred Stocks (cost of $17,000,000)		19,377,880

		Shares

Investment Companies – 0.4%

	Dreyfus Tax-Exempt Cash Management Fund	6,922,585	6,922,585

	Federated Tax-Free Obligations Fund	403,771	403,771

	Total Investment Companies (cost of $7,326,356)		7,326,356

		Par ($)

Short-Term Obligations – 0.4%

VARIABLE RATE DEMAND NOTES(j) – 0.4%

FL Alachua Health Facilities Authority Revenue
	Oak Hammock University,
	Series A,

	1.750% 10/01/32	300,000	300,000

IA Finance Authority
	Private College Revenue,
	Drake University Project,
	Series 2003,

	1.750% 07/01/24	500,000	500,000

IL Healthcare Facilities Authority Revenue
	OSF Healthcare System,
	Series 2002 A,

	1.770% 11/15/27	700,000	700,000

MO State Health & Educational Facilities
	Washington University,
	Series 1996 D,

	1.750% 09/01/30	1,200,000	1,200,000

MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1992,

	1.780% 06/01/23	1,400,000	1,400,000

NY City
	Subseries 1993 A-7,

	1.750% 08/01/20	500,000	500,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES(j) – (continued)

NY New York City Municipal Water Finance Authority
	Water & Sewer Systems,
	Series 1994 G,
	Insured: FGIC

	1.750% 06/15/24	900,000	900,000

SD Lower Brule Sioux Tribal Purpose
	LOC: Wells Fargo Bank N.A.,

	1.870% 12/01/11	1,225,000	1,225,000

	VARIABLE RATE DEMAND NOTES TOTAL		6,725,000

	Total Short-Term Obligations (cost of $6,725,000)		6,725,000

	Total Investments – 99.1% (cost of $1,537,324,870)(k)(l)		1,668,209,720

	Other Assets & Liabilities, Net – 0.9%		15,908,120

	Net Assets – 100.0%		1,684,117,840

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees

(a)	Zero coupon bond.

(b)	Variable rate security. The interest rate shown reflects the rate as of February 28, 2005.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $75,844,714, which represents 4.5% of net assets.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $6,733,571, which represent 0.4% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2005, the value of these securities amounted to $1,858,257, which represents 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost
MI Cheboygan County Economic Development Corp., Metro Health Foundation Project, Series 1993, 11.000% 11/01/22	02/26/93	$476,098

VA Alexandria Redevelopment & Housing Authority, Courthouse Commons Apartments:	09/06/90	760,000

Series 1990 A, AMT, 10.000% 01/01/21 Series 1990 B, AMT, (a) 01/01/21	09/06/90	830,000
		$2,066,098

(g)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $11,364,314, which represents 0.7% of net assets.

(h)	The issuer is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of these securities amounted to $9,169,479, which represent 0.5% of net assets.

(i)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(j)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2005.

(k)	Cost for federal income tax purposes is $1,534,667,921

(l)	Unrealized appreciation and depreciation at February 28, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$1,668,209,720	$(1,534,667,921)	$133,541,799

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guarantee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IV

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005